Marketable Securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Note 5 - Marketable Securities

Summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2024:

Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	28,718	74	-	28,792
Government bonds	2,020	1	-	2,021
	30,738	75	-	30,813
Matures after one year:
Corporate bonds	80,144	366	(306)	80,204
Government bonds	6,864	47	-	6,911
	87,008	413	(306)	87,115
	117,746	488	(306)	117,928

Summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2023:

Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	9,821	7	(9)	9,819
Government bonds	8,983	14	-	8,997
	18,804	21	(9)	18,816
Matures after one year:
Corporate bonds	64,033	574	(3)	64,604
Government bonds	8,815	157	-	8,972
	72,848	731	(3)	73,576
	91,652	752	(12)	92,392

The amortized cost and estimated fair value of marketable securities classified by the maturity date listed on the security, regardless of the Consolidated Balance Sheet classification, is as follows at December 31, 2024 and 2023:

	December 31, 2024
	Amortized Cost	Fair Value
	U.S. Dollars (in thousands)
Due within one year	30,738	30,813
Due after one through five years	87,008	87,115
Total marketable securities	117,746	117,928

	December 31, 2023
	Amortized Cost	Fair Value
	U.S. Dollars (in thousands)
Due within one year	18,804	18,816
Due after one through five years	72,210	72,908
Due after five through ten years	638	668
Total marketable securities	91,652	92,392

The following table summarizes the estimated fair value and gross unrealized holding losses of marketable securities, aggregated by investment instrument and period of time in an unrealized loss position, at December 31, 2024 and 2023.

	In Unrealized Loss Position For Less Than 12 Months		In Unrealized Loss Position For Greater Than 12 Months
December 31, 2024	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Corporate bonds	34,083	(306)	-	-
Government bonds	-	-	-	-
	34,083	(306)	-	-

	In Unrealized Loss Position For Less Than 12 Months		In Unrealized Loss Position For Greater Than 12 Months
December 31, 2023	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Corporate bonds	2,786	(9)	2,368	(3)
Government bonds	-	-	-	-
	2,786	(9)	2,368	(3)